UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ           November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $ 143,384
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                     FORM 13F INFORMATION TABLE
                                                   Redwood Capital Management, LLC
                                                         September 30, 2005


COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MGRS  SOLE     SHARED   NONE
--------------                 --------       -----       --------   -------   ---  ----   ----------   ----  ----     ------   ----
ALTRIA GROUP INC               COM            02209S103       425      5,766   SH          SOLE                  5,766
ALTRIA GROUP INC               COM            02209S103     14720    199,700   SH   CALL   SOLE                199,700
AMERICAN EXPRESS CO            COM            025816109      1136        226   SH          SOLE                    226
ARCH COAL INC                  COM            039380100      6075     90,000   SH          SOLE                 90,000
BANK OF AMERICA CORPORATION    COM            060505104      1713     40,700   SH   PUT    SOLE                 40,700
CHARTER COMMUNICATIONS, INC    CL A           16117M107        69     46,000   SH          SOLE                 46,000
CHEMTURA CORP                  COM            163893100      1677    135,000   SH          SOLE                135,000
DELPHI CORP                    COM            247126105       149     54,000   SH          SOLE                 54,000
ELECTRONIC DATA SYS NEW        COM            285661104       561     25,000   SH          SOLE                 25,000
EYETECH PHARMACEUTICALS INC    COM            302297106      1434     79,860   SH          SOLE                 79,860
FEDERAL NATL MTG ASSN          COM            313586109      4482    100,000   SH          SOLE                100,000
FIRST AVE NETWORKS INC         COM            31865X106      2203    339,458   SH          SOLE                339,458
GANNETT INC                    COM            364730101       743     10,800   SH   PUT    SOLE                 10,800
GUIDANT CORP                   COM            401698105      1082     15,700   SH   PUT    SOLE                 15,700
GUIDANT CORP                   COM            401698105      1415     20,534   SH          SOLE                 20,534
GUIDANT CORP                   COM            401698105      1571     22,800   SH   CALL   SOLE                 22,800
HUNTSMAN CORP                  COM            447011107      1148     58,710   SH          SOLE                 58,710
ID BIOMEDICAL CORP             COM            44936D108       411     13,667   SH          SOLE                 13,667
KNIGHT CAPITAL GROUP INC       CL A           499005106      4466    537,438   SH          SOLE                537,438
LEAP WIRELESS INTL INC         COM NEW        521863308      3833    108,889   SH          SOLE                108,889
LINENS N THINGS INC            COM            535679104       487     18,222   SH          SOLE                 18,222
MASSEY ENERGY CORP             COM            576206106     12027    235,500   SH          SOLE                235,500
MBNA CORP                      COM            55262L100      2061     83,650   SH          SOLE                 83,650
MCDERMOTT INTL INC             COM            580037109      9153    250,000   SH          SOLE                250,000
MCDONALDS CORP                 COM            580135101      3500    104,500   SH   CALL   SOLE                104,500
MCI INC                        COM            552691107     15460    608,425   SH          SOLE                608,425
MI DEVS INC                    CL A SUB VTG   55304X104      1279     37,900   SH          SOLE                 37,900
NEW YORK TIMES CO              CL A           650111107       824     27,700   SH   PUT    SOLE                 27,700
NRG ENERGY INC                 COM NEW        629377508      4260    100,000   SH          SOLE                100,000
NTL INC DEL                    COM            62940M104       428      6,400   SH   CALL   SOLE                  6,400
NTL INC DEL                    COM            62940M104      2156     32,277   SH          SOLE                 32,277
O CHARLEYS INC                 COM            670823103       197     13,800   SH          SOLE                 13,800
OWENS-ILL INC                  COM NEW        690768403       619     30,000   SH          SOLE                 30,000
PETROKAZAKHSTAN INC            COM            71649P102       283      5,200   SH   PUT    SOLE                  5,200
PETROKAZAKHSTAN INC            COM            71649P102       283      5,200   SH          SOLE                  5,200
PETROKAZAKHSTAN INC            COM            71649P102       441      8,100   SH   CALL   SOLE                  8,100
PFIZER INC                     COM            717081103       752     34,600   SH   PUT    SOLE                 34,600
PFIZER INC                     COM            717081103      1048     48,200   SH   CALL   SOLE                 48,200
PROVIDIAN FINANCIAL CORP       COM            74406A102       803     45,408   SH          SOLE                 45,408
RCN CORP                       COM NEW        749361200      1206     56,832   SH          SOLE                 56,832
RELIANT ENERGY INC             COM            75952B105       772     50,000   SH          SOLE                 50,000
SCO GROUP INC                  COM            78403A106       194     46,514   SH          SOLE                 46,514
SEPRACOR INC                   COM            817315104      2160     38,400   SH   CALL   SOLE                 38,400
SPRINT NEXTEL CORP             COM            852061100     15674    659,134   SH          SOLE                659,134
TIME WARNER INC                COM            887317105       237     13,100   SH   CALL   SOLE                 13,100
TIME WARNER INC                COM            887317105      1607     88,737   SH          SOLE                 88,737
U S G CORP                     COM NEW        903293405      3092     45,000   SH          SOLE                 45,000
UNISOURCE ENERGY CORP          COM            909205106      6648    200,000   SH          SOLE                200,000
VIACOM INC                     CL B           925524308      2292     69,437   SH          SOLE                 69,437
WALTER INDS INC                COM            93317Q105       734     15,000   SH          SOLE                 15,000
WENDYS INTL INC                COM            950590109       673     14,400   SH   CALL   SOLE                 14,400
WHIRLPOOL CORP                 COM            963320106       280      3,700   SH   CALL   SOLE                  3,700
YELLOW ROADWAY CORP            COM            985577105      2071     50,000   SH          SOLE                 50,000
YORK INTL CORP NEW             COM            986670107       370      6,591   SH          SOLE                  6,591


03207.0001 #615830